BUSINESS ACQUISITION (Details 3) - JMU HK [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
BUSINESS ACQUISITION [Line Items]
Pro forma revenues	$ 11,522,525	$ 68,298
Pro forma net loss	$ (115,066,695)	$ (16,439,806)
Pro forma net loss per ordinary share-basic	$ (0.09)	$ (0.02)
Pro forma net loss per ordinary share-diluted	$ (0.09)	$ (0.02)